Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Dec. 30, 2016
AB Conservative Wealth Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AB CONSERVATIVE WEALTH STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to achieve a high total return without, in the opinion of the Adviser, undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in the family of AB Mutual Funds sponsored by AllianceBernstein L.P., the Strategy's investment adviser (the "Adviser"). More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 56 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 102 of the Strategy's Statement of Additional Information ("SAI").
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Strategy or an investment company in which the Strategy invests (an "Underlying Portfolio") pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances. Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year. For Class C shares, the CDSC is 0% after the first year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in the family of AB Mutual Funds sponsored by AllianceBernstein L.P., the Strategy's investment adviser (the "Adviser").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that any fee waiver remains in effect for only one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	EFFECTIVE ON OR ABOUT MARCH 31, 2017 (the "Effective Date"), the Strategy will implement its strategies primarily through direct investments (while continuing to invest a portion of its assets in certain Underlying Portfolios (as defined below)) rather than through a fund-of-funds structure, as described below.

As of the date of this Prospectus, the Strategy invests in a combination of underlying mutual funds managed by the Adviser ("Underlying Portfolios"), the underlying investments of which are in approximately the same investment components and targeted percentages set forth below in the table. The Strategy seeks to efficiently diversify between growth and value equity investment styles, between U.S. and non-U.S. markets and among diversification investments as described below, except that it invests primarily in Underlying Portfolios in doing so.

BEGINNING IN LATE JANUARY 2017, the Strategy intends to begin transitioning from a fund-of-funds structure to a direct investment structure, under which the Strategy primarily invests directly in a portfolio of equity and debt securities (while continuing to invest a portion of its assets in certain Underlying Portfolios), as described below. During the transition, Strategy investments will remain in approximately the same investment components and targeted percentages set forth below in the table, but investments will increasingly be made in securities directly instead of Underlying Portfolios as the Effective Date approaches.
                                   * * * *
EFFECTIVE ON OR ABOUT MARCH 31, 2017:
The Strategy invests in a portfolio of equity and debt securities that is designed as a solution for investors who seek some opportunities for equity returns without regard to taxes if the related risks are broadly diversified and overall portfolio volatility reflects a preponderance of debt securities. The Strategy also invests in certain Underlying Portfolios with additional investment styles, which are designed to add diversification to the Strategy's investments. In managing the strategy, the Adviser seeks to efficiently diversify between debt and equity investment styles and in diversification investments (described below) to produce the desired risk/return profile of the Strategy. The Strategy targets a weighting of approximately 20% in equity securities of companies, or traditional equity investments, approximately 52% in traditional debt securities and approximately 29% in diversification investments with a goal of providing reduced volatility and modest upside potential. Within the Strategy's traditional equity component, the targeted blend is an equal weighting of growth and value style stocks (approximately 50% each), with approximately 60% of each equity style invested in U.S. companies and the remaining 40% in non-U.S. companies.

The following table shows the target percentages of its net assets that the Strategy will invest in each of the investment components of the Strategy's portfolio indicated as of the date of this Prospectus. The Adviser will allow the relative weightings of the Strategy's investments in equity and debt, growth and value, and in U.S. and non-U.S. company securities, to vary in response to market conditions, but ordinarily only by (+/-)5% of the Strategy's net assets. Beyond those ranges, the Adviser will rebalance the portfolio toward the targeted blends. However, under extraordinary circumstances, such as when market conditions favoring one investment component are compelling, the range may expand to (+/-)10% of the Strategy's net assets. The Strategy's targeted percentages may change from time to time without notice to shareholders based on the Adviser's assessment of market conditions.
ASSET CLASS   UNDERLYING PORTFOLIO                               TARGETED BLEND
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EQUITY        U.S. Large Cap Growth                                       5.25%
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              U.S. Value                                                  5.25%
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              U.S. Small/Mid-Cap Growth                                   0.75%
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              U.S. Small/Mid-Cap Value                                    0.75%
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              International Growth                                        4.00%
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              International Value                                         4.00%
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DIVERSIFIERS  Volatility Management                                      11.50%
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              Multi-Manager Alternative Strategies                        6.00%
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              All Market Real Return*                                     1.50%
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              Bond Inflation Protection                                   9.50%
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BOND          Global Core Bond                                           24.00%
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              Short Duration                                             27.50%
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*Effective on or about March 15, 2017. Prior to this time, this investment component is "Multi-Asset Real Return," exposure to which is gained through the Strategy's investment in the Multi-Asset Real Return Portfolio. This Underlying Portfolio invests primarily in instruments that the Adviser expects to outperform broad equity markets during periods of rising inflation. These instruments include inflation-indexed securities, commodity-related equity securities, commodity-related derivatives and real estate securities.

Within the Strategy's traditional equity component, the targeted blend is an equal weighting of Underlying Portfolios that invest in growth and value style stocks (approximately 50% each), with approximately 60% of each equity style invested in Underlying Portfolios that invest in U.S. companies and the remaining 40% in Underlying Portfolios that invest in non-U.S. companies.

The Strategy also invests in Underlying Portfolios that are intended to provide additional diversification by seeking returns that are less sensitive to the general direction of the equity markets. This category of Underlying Portfolios includes the Multi-Manager Alternative Strategies Fund, which is designed to provide exposure to non-traditional and alternative investment strategies through investments allocated to various sub-advisers selected and overseen by the Adviser. These investments will be primarily in four different alternative investment strategies--long/short equity, special situations, credit and global macro. The Strategy invests approximately 6% of its assets in this Underlying Portfolio. Also in this category is the All Market Real Return Portfolio, which invests primarily in instruments that the Adviser expects to outperform broad equity markets during periods of rising inflation. This Underlying Portfolio invests primarily in inflation-indexed fixed-income securities, commodity-related equity securities, commodities (principally through derivative instruments), real estate equity securities, inflation sensitive equity securities, and currencies. This Underlying Portfolio also invests both in developed and emerging market countries. The Strategy invests approximately 2% of its assets in this Underlying Portfolio. With the goal of protecting against inflation risk, in addition to its investment in the All Market Real Return Portfolio, the Strategy will directly invest approximately 10% of its assets in inflation-protected debt securities.

As part of its diversification investments, the Strategy also invests approximately 12% of its assets in the Volatility Management Portfolio, which is designed to reduce the overall effect of equity market volatility on the Strategy's portfolio and the effects of adverse market conditions on its performance. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

For the Strategy's traditional equity investments, the Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended equity component. Within each equity investment discipline, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.), which are supported by equity research analysts specializing in growth research, and equity research analysts specializing in value research.

Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of the Adviser's internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies. The Adviser's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

Each value investment team seeks to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon the Adviser's internal value research staff, which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide to better understand each company's competitive position in a global context. The Adviser's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. The Adviser identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of this value investment process, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

In selecting fixed-income investments for the Strategy's traditional debt investments, the Adviser may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings, which may include subspecialties (such as inflation-indexed securities). These fixed-income teams draw on the resources and expertise of the Adviser's internal fixed-income research staff, which includes fixed-income research analysts and economists. All fixed-income securities in which the Strategy invests will be of investment grade at the time of purchase. In the event that the rating of any security held by the Strategy falls below investment grade, the Strategy will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of the Adviser, such investment is appropriate under the circumstances.

		Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge all or a portion of their currency risk, the Strategy may, from time to time, invest in currency-related derivatives, including forward currency exchange contracts, futures contracts, options on futures contracts, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives. The Strategy may enter into other derivatives transactions, such as options, futures contracts, forwards, and swaps.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock, bond or commodities markets fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") are subject to a higher probability that an issuer will default or fail to meet its payment obligations.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Strategy may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. These risks may be heightened with respect to investments in emerging market countries, where there may be an increased amount of economic, political and social instability.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets, or financial resources.
  ALLOCATION RISK: The allocation of investments among different investment styles, such as equity or debt, growth or value, U.S. or non-U.S. securities, or diversification strategies, may have a more significant effect on the Strategy's net asset value, or NAV, when one of these investments is performing more poorly than another.
  DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.
		As with all investments, you may lose money by investing in the Strategy.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over ten years; and
  how the Strategy's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.abfunds.com (click on "Investments--Mutual Funds").

		The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
  how the Strategy's performance changed from year to year over ten years; and
  how the Strategy's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The information in the 65% Bloomberg Barclays U.S. Aggregate Bond Index/35% S&P 500 Index shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.abfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2016, the year-to-date unannualized return for Class A shares was 4.19%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 9.90%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -9.60%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns: -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns: -Are shown for Class A shares only and will vary for other Classes of shares because these Classes have different expense ratios;
AB Conservative Wealth Strategy | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.19%
After 1 Year	rr_ExpenseExampleYear01	$ 541
After 3 Years	rr_ExpenseExampleYear03	799
After 5 Years	rr_ExpenseExampleYear05	1,077
After 10 Years	rr_ExpenseExampleYear10	$ 1,867
2006	rr_AnnualReturn2006	9.58%
2007	rr_AnnualReturn2007	4.70%
2008	rr_AnnualReturn2008	(19.29%)
2009	rr_AnnualReturn2009	19.06%
2010	rr_AnnualReturn2010	8.59%
2011	rr_AnnualReturn2011	(0.05%)
2012	rr_AnnualReturn2012	7.06%
2013	rr_AnnualReturn2013	6.31%
2014	rr_AnnualReturn2014	3.56%
2015	rr_AnnualReturn2015	(0.73%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.60%)
1 YEAR	rr_AverageAnnualReturnYear01	(4.98%)	[3]
5 YEARS	rr_AverageAnnualReturnYear05	2.29%	[3]
10 YEARS	rr_AverageAnnualReturnYear10	2.97%	[3]
AB Conservative Wealth Strategy | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	4.00%	[4]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.94%
After 1 Year	rr_ExpenseExampleYear01	$ 597
After 3 Years	rr_ExpenseExampleYear03	822
After 5 Years	rr_ExpenseExampleYear05	1,073
After 10 Years	rr_ExpenseExampleYear10	2,130
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	622
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,130
1 YEAR	rr_AverageAnnualReturnYear01	(5.30%)
5 YEARS	rr_AverageAnnualReturnYear05	2.44%
10 YEARS	rr_AverageAnnualReturnYear10	2.83%
AB Conservative Wealth Strategy | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.94%
After 1 Year	rr_ExpenseExampleYear01	$ 297
After 3 Years	rr_ExpenseExampleYear03	622
After 5 Years	rr_ExpenseExampleYear05	1,073
After 10 Years	rr_ExpenseExampleYear10	2,324
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	622
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,324
1 YEAR	rr_AverageAnnualReturnYear01	(2.41%)
5 YEARS	rr_AverageAnnualReturnYear05	2.45%
10 YEARS	rr_AverageAnnualReturnYear10	2.70%
AB Conservative Wealth Strategy | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%
After 1 Year	rr_ExpenseExampleYear01	$ 96
After 3 Years	rr_ExpenseExampleYear03	313
After 5 Years	rr_ExpenseExampleYear05	547
After 10 Years	rr_ExpenseExampleYear10	$ 1,220
1 YEAR	rr_AverageAnnualReturnYear01	(0.46%)
5 YEARS	rr_AverageAnnualReturnYear05	3.48%
10 YEARS	rr_AverageAnnualReturnYear10	3.74%
AB Conservative Wealth Strategy | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.59%
After 1 Year	rr_ExpenseExampleYear01	$ 162
After 3 Years	rr_ExpenseExampleYear03	514
After 5 Years	rr_ExpenseExampleYear05	891
After 10 Years	rr_ExpenseExampleYear10	$ 1,950
1 YEAR	rr_AverageAnnualReturnYear01	(1.10%)
5 YEARS	rr_AverageAnnualReturnYear05	2.79%
10 YEARS	rr_AverageAnnualReturnYear10	3.05%
AB Conservative Wealth Strategy | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.18%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.28%
After 1 Year	rr_ExpenseExampleYear01	$ 130
After 3 Years	rr_ExpenseExampleYear03	418
After 5 Years	rr_ExpenseExampleYear05	727
After 10 Years	rr_ExpenseExampleYear10	$ 1,605
1 YEAR	rr_AverageAnnualReturnYear01	(0.78%)
5 YEARS	rr_AverageAnnualReturnYear05	3.13%
10 YEARS	rr_AverageAnnualReturnYear10	3.38%
AB Conservative Wealth Strategy | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
After 1 Year	rr_ExpenseExampleYear01	$ 99
After 3 Years	rr_ExpenseExampleYear03	320
After 5 Years	rr_ExpenseExampleYear05	559
After 10 Years	rr_ExpenseExampleYear10	$ 1,244
1 YEAR	rr_AverageAnnualReturnYear01	(0.56%)
5 YEARS	rr_AverageAnnualReturnYear05	3.44%
10 YEARS	rr_AverageAnnualReturnYear10	3.70%
AB Conservative Wealth Strategy | Return After Taxes on Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(5.76%)	[3]
5 YEARS	rr_AverageAnnualReturnYear05	1.63%	[3]
10 YEARS	rr_AverageAnnualReturnYear10	2.11%	[3]
AB Conservative Wealth Strategy | Return After Taxes on Distributions and Sale of Strategy Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(2.71%)	[3]
5 YEARS	rr_AverageAnnualReturnYear05	1.54%	[3]
10 YEARS	rr_AverageAnnualReturnYear10	2.04%	[3]
AB Conservative Wealth Strategy | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.55%
5 YEARS	rr_AverageAnnualReturnYear05	3.25%
10 YEARS	rr_AverageAnnualReturnYear10	4.51%
AB Conservative Wealth Strategy | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.38%
5 YEARS	rr_AverageAnnualReturnYear05	12.57%
10 YEARS	rr_AverageAnnualReturnYear10	7.31%
AB Conservative Wealth Strategy | 65% Bloomberg Barclays U.S. Aggregate Bond Index/35% S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.06%	[6]
5 YEARS	rr_AverageAnnualReturnYear05	6.61%	[6]
10 YEARS	rr_AverageAnnualReturnYear10	5.77%	[6]

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
[2]	In connection with the Strategy's investments in AB Multi-Manager Alternative Strategies Fund (the "Fund"), the Adviser has contractually agreed to (i) waive the portion of its management fee attributable to its services after paying subadvisory fees to sub-advisers and (ii) reimburse the Strategy for the "Total Other Expenses" of the Fund (excluding interest and short sales expenses), in each case as included in "Acquired Fund Fees and Expenses" and paid by the Strategy. This fee waiver will remain in effect until December 31, 2017. In connection with the Strategy's investments in AB All Market Real Return Portfolio (the "Portfolio"), the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Strategy in an amount equal to the Strategy's share of the advisory fees of the Portfolio, as included in "Acquired Fund Fees and Expenses" and paid by the Strategy. This fee waiver and/or expense reimbursement will remain in effect until December 31, 2017.
[3]	After-tax returns: -Are shown for Class A shares only and will vary for other Classes of shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year.
[5]	For Class C shares, the CDSC is 0% after the first year.
[6]	The information in the 65% Bloomberg Barclays U.S. Aggregate Bond Index/35% S&P 500 Index shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests.